Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table and Disclosures

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation and Talent Management Committee (the Committee) did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 57. The following table sets forth the required compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020.

Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Corning GAAP Net Income ($mm)	Corning Core Net Sales ($mm)
					Corning Total Shareholder Return	S&P 500 Communications Equipment Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$15,627,653	$12,798,655	$5,062,725	$3,993,516	$118.03	$150.85	$ 581	$13,580
2022	16,169,469	8,744,301	4,271,097	2,645,033	119.50	123.73	1,316	14,805
2021	20,766,032	27,146,225	6,421,907	7,930,517	135.13	154.17	1,906	14,120
2020	18,951,753	26,306,100	5,573,311	7,431,466	127.57	101.28	512	11,452

Company Selected Measure Name	Core Net Sales
Named Executive Officers, Footnote [Text Block]

Our CEO, Wendell P. Weeks, served as our Chief Executive Officer in 2023, 2022, 2021 and 2020. Our other NEOs (“Non-CEO NEOs”) included:

a.	For 2023, Edward A. Schlesinger, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
b.	For 2022, R. Tony Tripeny (who served for four months in 2022), Edward A. Schlesinger, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
c.	For 2021, R. Tony Tripeny, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
d.	For 2020, R. Tony Tripeny, Lawrence D. McRae, James P. Clappin and Eric S. Musser

Peer Group Issuers, Footnote [Text Block]	For each year, total shareholder return is shown for the Company, the constituent companies of the S&P 500 Communications Equipment Industry index (the “Comparison Group”). The Comparison Group is the same peer group used by Corning for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Corning’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, which consists of the following five companies: Arista Networks, Cisco Systems, F5, Juniper Networks and Motorola Solutions, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 15,627,653	$ 16,169,469	$ 20,766,032	$ 18,951,753
PEO Actually Paid Compensation Amount	$ 12,798,655	8,744,301	27,146,225	26,306,100
Adjustment To PEO Compensation, Footnote [Text Block]

For each year, the values included in columns (c) and (e) for the compensation actually paid to our CEO and the average compensation paid to our non-CEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Reconciliation of Summary Compensation Totals and Compensation Actual Paid	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total for CEO (column (b))	$15,627,653	$5,062,725	$16,169,469	$4,271,097	$20,766,032	$6,421,907	$18,951,753	$5,573,311
+/- Net Change in Pension Value	-327,691	-229,731	-13,662	174,240	-12,790	-129,044	-1,341,183	-503,540
+/- Net Change in Stock Awards Value	-2,487,192	-834,429	-7,362,526	-1,767,045	5,119,430	1,318,544	7,354,059	1,953,404
+/- Net Change in Option Award Value	-14,116	-5,049	-48,980	-33,259	1,273,553	319,111	1,341,470	408,292
Compensation Actually Paid	12,798,655	3,993,516	8,744,301	2,645,033	27,146,225	7,930,517	26,306,100	7,431,466

Non-PEO NEO Average Total Compensation Amount	$ 5,062,725	4,271,097	6,421,907	5,573,311
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,993,516	2,645,033	7,930,517	7,431,466
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

For each year, the values included in columns (c) and (e) for the compensation actually paid to our CEO and the average compensation paid to our non-CEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Reconciliation of Summary Compensation Totals and Compensation Actual Paid	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total for CEO (column (b))	$15,627,653	$5,062,725	$16,169,469	$4,271,097	$20,766,032	$6,421,907	$18,951,753	$5,573,311
+/- Net Change in Pension Value	-327,691	-229,731	-13,662	174,240	-12,790	-129,044	-1,341,183	-503,540
+/- Net Change in Stock Awards Value	-2,487,192	-834,429	-7,362,526	-1,767,045	5,119,430	1,318,544	7,354,059	1,953,404
+/- Net Change in Option Award Value	-14,116	-5,049	-48,980	-33,259	1,273,553	319,111	1,341,470	408,292
Compensation Actually Paid	12,798,655	3,993,516	8,744,301	2,645,033	27,146,225	7,930,517	26,306,100	7,431,466

Equity Valuation Assumption Difference, Footnote [Text Block]

For each year, the value of stock awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2023	2022	2021	2020
Restricted Stock Units
Stock Price	$30.45 - $34.78	$31.94 - $35.54	$37.23 - $45.90	$19.99 - $36.00
Performance Stock Units
Stock Price	$30.45 - $34.78	$31.94 - $35.54	$37.23 - $44.28	$36.00
Performance Multiplier	0.49 – 1.99	0.49 – 1.99	1.00 – 1.81	1.00 – 1.81
Stock Options
Stock Price	$31.20	$31.94 - $37.23	$37.23 - $44.28	$20.54 - $36.00
Expected Life	4.4	4.4 – 5.8	4.4 – 6.4	4.4 – 6.8
Risk-Free Rate	3.52%	1.33% - 4.01%	0.80% - 1.33%	0.33% - 0.62%
Volatility	34.84%	30.91% - 34.49%	30.78% - 33.20%	29.81% - 32.07%
Dividend Yield	3.6%	2.6% - 3.4%	2.2% - 2.6%	2.4% - 4.3%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

The following table identifies the six most important financial performance measures used by the Committee to link the compensation actually paid to our CEO and other NEOs in 2023 to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Core Net Sales
Core Earnings Per Share
Adjusted Free Cash Flow
Return on Invested Capital (ROIC)
Core Gross Margin
Core NPAT

Total Shareholder Return Amount	$ 118.03	119.50	135.13	127.57
Peer Group Total Shareholder Return Amount	150.85	123.73	154.17	101.28
Net Income (Loss) Attributable to Parent	$ 581,000,000	$ 1,316,000,000	$ 1,906,000,000	$ 512,000,000
Company Selected Measure Amount	13,580,000,000	14,805,000,000	14,120,000,000	11,452,000,000
PEO Name	Wendell P. Weeks	Wendell P. Weeks	Wendell P. Weeks	Wendell P. Weeks
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation and Talent Management Committee (the Committee) did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 57. The following table sets forth the required compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Gross Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core NPAT
PEO [Member] | Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (327,691)	$ (13,662)	$ (12,790)	$ (1,341,183)
PEO [Member] | Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,487,192)	(7,362,526)	5,119,430	7,354,059
PEO [Member] | Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,116)	(48,980)	1,273,553	1,341,470
Non-PEO NEO [Member] | Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(229,731)	174,240	(129,044)	(503,540)
Non-PEO NEO [Member] | Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(834,429)	(1,767,045)	1,318,544	1,953,404
Non-PEO NEO [Member] | Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,049)	$ (33,259)	$ 319,111	$ 408,292